CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2013	$ 700,728	$ 55,818,936	$ 18,268,454	$ (1,692,488)	$ 73,095,630
Increase (Decrease) in Stockholders' Equity
Net income			3,826,192		3,826,192
Other comprehensive income				1,889,819	1,889,819
Dividends ($0.24 per share)			(1,681,748)		(1,681,748)
Balance at Dec. 31, 2014	700,728	55,818,936	20,412,898	197,331	77,129,893
Increase (Decrease) in Stockholders' Equity
Net income			4,637,754		4,637,754
Other comprehensive income				200,663	200,663
Dividends ($0.24 per share)			(1,681,615)		(1,681,615)
Repurchase of 1,400 shares of common stock	(140)	(12,680)			(12,820)
Balance at Dec. 31, 2015	$ 700,588	$ 55,806,256	$ 23,369,037	$ 397,994	$ 80,273,875